Note 8 - Stockholders' Equity (Deficit) (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jun. 30, 2019
Proceeds from Issuance of Private Placement		$ 3,160,000	$ 2,328,000
Class of Warrant or Right, Outstanding (in shares)		3,422,099		3,497,099
Warrants in Connection with Securities Purchase Agreement [Member]
Class of Warrant or Right, Expiration Term (Year)	5 years		3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4		$ 5		$ 4.50
Class of Warrant or Right, Outstanding (in shares)		468,200
Directors and Officers [Member]
Proceeds from Issuance of Private Placement	$ 240,000		$ 125,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	909,209		468,200
Proceeds from Issuance of Private Placement	$ 3,200,000		$ 2,300,000